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VIA EDGAR


August 1, 2007

Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:   FS Variable Annuity Account Five ("Registrant")
      First SunAmerica Life Insurance Company ("Depositor")
      Seasons Triple Elite Variable Annuity and Seasons Elite Variable Annuity File No. 333-118218 and 811-08369


Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectuses and Statement of Additional Information dated July 30, 2007 for Registrant on behalf of the Seasons Triple Elite Variable Annuity and Seasons Elite Variable Annuity contain no changes from those submitted in Post-Effective Amendment No. 11 under the Securities Act of 1933 and Amendment No. 12 under the Investment Company Act of 1940, respectively, to the above-mentioned Registration Statement filed on Form N-4 with the Securities and Exchange Commission on July 26, 2007, via EDGAR.

Should you have any questions regarding this filing, please do not hesitate to contact me at (310) 772-6259.

Very truly yours,


/s/ Helena Lee
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Helena Lee
Staff Counsel